Financial Assets at Fair Value through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2019
Available-for-sale financial assets [abstract]
Schedule of financial assets
	2018	2019
	MCh$	MCh$
Debt instruments at fair value through OCI	1,043,440	1,357,846
Equity instruments valued at fair value through OCI	9,751	8,497
Total	1,053,191	1,366,343

Schedule of breakdown of the balance under the heading "Debt instruments at fair value through OCI

	2018	2019
	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank:
Bonds issued by the Chilean Government and Central Bank	135,145	76,358
Promissory notes issued by the Chilean Government and Central Bank	—	16,466
Other instruments	29,077	16,238

Other instruments issued in Chile:
Mortgage bonds from domestic banks	92,491	122,291
Bonds from domestic banks	5,351	15,927
Deposits from domestic banks	559,108	1,020,842
Bonds from other Chilean companies	6,599	1,395
Other instruments	107,125	68,476

Instruments issued by foreign institutions:
Other instruments	108,544	19,853
Total	1,043,440	1,357,846

Schedule of credit ratings of the issuers of debt instruments

	As of December 31, 2018				As of December 31, 2019
	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total Individual	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total Individual
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Debt Instrument
Investment grade	827,770	—	—	827,770	1,269,516	—	—	1,269,516
Non-investment grade	—	—	—	—	—	—	—	—
Without rating	215,670	—	—	215,670	88,330	—	—	88,330
Total	1,043,440	—	—	1,043,440	1,357,846	—	—	1,357,846

Schedule of changes in the corresponding ECLs of debt instrument

	Stage 1 Individual		Stage 2 Individual		Stage 3 Individual		Total
	Fair value MCh$	ECL MCh$	Fair value MCh$	ECL MCh$	Fair value MCh$	ECL MCh$	Fair value MCh$	ECL MCh$
Balance as of January 1, 2018	1,516,063	5,820	—	—	—	—	1,516,063	5,820
Net change on Balance *	(515,343)	(1,978)	—	—	—	—	(515,343)	(1,978)
Change in fair value	14,162	—	—	—	—	—	14,162	—
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Impact of net re-measurement of year-end ECL	—	258	—	—	—	—	—	258
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	28,558	168	—	—	—	—	28,558	168
Balance as of December 31, 2018	1,043,440	4,268	—	—	—	—	1,043,440	4,268

Balance as of January 1, 2019	1,043,440	4,268	—	—	—	—	1,043,440	4,268
Net change on Balance *	275,797	327	(19)	(1)	—	—	275,778	326
Change in fair value	32,995	—	—	—	—	—	32,995	—
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2	(19)	(1)	19	1	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Impact of net re-measurement of year-end ECL	—	3,102	—	—	—	—	—	3,102
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	5,633	40	—	—	—	—	5,633	40
Balance as of December 31, 2019	1,357,846	7,736	—	—	—	—	1,357,846	7,736

*	Net change between assets purchased and assets derecognized, excluding write offs.
**	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.

Schedule of breakdown of the balance under the heading "Equity instruments at fair value through OCI"
	2018	2019
	MCh$	MCh$
Equity instruments issued in Chile	8,939	7,446
Equity instruments issued by foreign institutions	812	1,051
Total	9,751	8,497

Schedule of unrealised gain and loss on available for sale investments
	2017	2018	2019
	MCh$	MCh$	MCh$
Net gain (loss) on financial assets before income tax (1)	4,775	(13,878)	15,969
Tax (expense) benefit	(1,299)	3,757	(4,328)
Net of tax amount (2)	3,476	(10,121)	11,641

(1)	As of December 31, 2017, 2018 and 2019, realized gains reclassified to the income statement line item "Net financial operating income" amounted to Ch$5,149 million, Ch$400 million and Ch$4,716 million, respectively.
(2)	This amount corresponds to the unrealized gain or loss, net of deferred tax and which are included in "Consolidated Statement of Changes in Equity".